SHARE-BASED COMPENSATION - Nonvested Restricted Shares - (Details) - Kaixin Auto 2019 Plan - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2019
Weighted average fair value per ordinary shares at the granted dates
Weighted average period for unrecognized compensation cost		2 years 5 months 9 days
Restricted Stock
Number of nonvested restricted shares
Granted	2,183,828
Vested		(961,622)
Balance at the end of period		1,446,111
Weighted average fair value per ordinary shares at the granted dates
Vested		$ 3.36
Balance at the end of period		$ 3.36
Total unrecognized compensation cost		$ 4,859
Weighted average period for unrecognized compensation cost		2 years 5 months 5 days
Total fair value of shares vested		$ 3,231
Replacement restricted shares
Number of nonvested restricted shares
Granted		2,183,828
Weighted average fair value per ordinary shares at the granted dates
Granted		$ 3.36
New restricted shares
Number of nonvested restricted shares
Granted		223,905
Weighted average fair value per ordinary shares at the granted dates
Granted		$ 3.36